UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY           February 10, 2011
-------------                 -------------          ------------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: $433,033
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP


                                                    FORM 13F INFORMATION TABLE
                                                          December 31, 2010



COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                                                                VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
1ST UNITED BANCORP INC FLA      COM               33740N105    4,213     609,628  SH        DEFINED      1        609,628
1ST UNITED BANCORP INC FLA      COM               33740N105    2,554     369,612  SH        SOLE         NONE     369,612
ABINGTON BANCORP INC            COM               00350L109    4,463     374,100  SH        DEFINED      1        374,100
ALTISOURCE PORTFOLIO SOLNS S    REG SHS           L0175J104   11,340     395,000  SH        DEFINED      1        395,000
ASPEN INSURANCE HOLDINGS LTD    SHS               G05384105    6,797     237,500  SH        DEFINED      1        237,500
BANK COMM HLDGS                 COM               06424J103    1,913     450,000  SH        DEFINED      1        450,000
BANK COMM HLDGS                 COM               06424J103    3,493     821,940  SH        SOLE         NONE     821,940
BANNER CORP                     COM               06652V109    9,936   4,282,680  SH        DEFINED      1      4,282,680
BANNER CORP                     COM               06652V109    4,762   2,052,600  SH        SOLE         NONE   2,052,600
BEACON FED BANCORP INC          COM               073582108    4,136     350,467  SH        DEFINED      1        350,467
BEACON FED BANCORP INC          COM               073582108    3,127     265,000  SH        SOLE         NONE     265,000
BROOKLYN FEDERAL BANCORP INC    COM               114039100      325     251,830  SH        DEFINED      1        251,830
CAPE BANCORP INC                COM               139209100    8,227   1,018,855  SH        DEFINED      1      1,018,855
CAPE BANCORP INC                COM               139209100    2,306     285,544  SH        SOLE         NONE     285,544
CAPITOL FED FINL                COM               14057J101    5,360     450,000  SH        DEFINED      1        450,000
CAPITOL FED FINL                COM               14057J101    3,176     266,667  SH        SOLE         NONE     266,667
CASH AMER INTL INC              COM               14754D100   19,508     528,233  SH        DEFINED      1        528,233
CATHAY GENERAL BANCORP          COM               149150104   10,020     600,000  SH        DEFINED      1        600,000
CENTER BANCORP INC              COM               151408101    7,186     881,673  SH        DEFINED      1        881,673
CENTURY BANCORP INC MASS        CL A NON VTG      156432106    5,714     213,299  SH        DEFINED      1        213,299
CHARTER FINL CORP WEST PT GA    COM               16122M100    5,396     606,252  SH        DEFINED      1        606,252
CHARTER FINL CORP WEST PT GA    COM               16122M100    4,637     521,052  SH        SOLE         NONE     521,052
CHICOPEE BANCORP INC            COM               168565109    4,474     353,691  SH        DEFINED      1        353,691
CITIZENS REPUBLIC BANCORP IN    COM               174420109    1,364   2,218,618  SH        DEFINED      1      2,218,618
CLIFTON SVGS BANCORP INC        COM               18712Q103    4,279     395,802  SH        DEFINED      1        395,802
ESSA BANCORP INC                COM               29667D104    2,746     207,739  SH        DEFINED      1        207,739
FIRST MIDWEST BANCORP DEL       COM               320867104    3,721     323,003  SH        DEFINED      1        323,003
FOX CHASE BANCORP INC NEW       COM               35137T108    4,136     349,000  SH        DEFINED      1        349,000
HERITAGE FINL CORP WASH         COM               42722X106    3,062     220,000  SH        DEFINED      1        220,000
HERITAGE FINL GROUP INC         COM               42726X102    2,824     227,337  SH        DEFINED      1        227,337
HERITAGE FINL GROUP INC         COM               42726X102    4,870     392,082  SH        SOLE         NONE     392,082
HERITAGE OAKS BANCORP           COM               42724R107    3,030     920,911  SH        DEFINED      1        920,911
HF FINL CORP                    COM               404172108    4,910     454,658  SH        DEFINED      1        454,658
HF FINL CORP                    COM               404172108    2,453     227,154  SH        SOLE         NONE     227,154
HOME BANCORP INC                COM               43689E107    3,326     240,663  SH        DEFINED      1        240,663
HOME FED BANCORP INC MD         COM               43710G105    4,670     380,583  SH        DEFINED      1        380,583
HOME FED BANCORP INC MD         COM               43710G105      808      65,882  SH        SOLE         NONE      65,882
JPMORGAN CHASE & CO             COM               46625H100   21,210     500,000  SH        DEFINED      1        500,000
KAISER FED FINL GROUP INC       COM               483056107    4,619     398,851  SH        DEFINED      1        398,851
LAKE SHORE BANCORP INC          COM               510700107    2,337     297,906  SH        DEFINED      1        297,906
LAKE SHORE BANCORP INC          COM               510700107    1,950     248,596  SH        SOLE         NONE     248,596
LEGACY BANCORP INC              CL A              52463G105      657      50,000  SH        DEFINED      1         50,000
LENNAR CORP                     CL B              526057302   10,754     690,682  SH        DEFINED      1        690,682
LOEWS CORP                      COM               540424108   10,700     275,000  SH        DEFINED      1        275,000
LOUISIANA BANCORP INC NEW       COM               54619P104    2,902     198,735  SH        DEFINED      1        198,735
LOUISIANA BANCORP INC NEW       COM               54619P104    2,341     160,311  SH        SOLE         NONE     160,311
MIDSOUTH BANCORP INC            COM               598039105    5,635     366,892  SH        DEFINED      1        366,892
MIDSOUTH BANCORP INC            COM               598039105    3,670     238,949  SH        SOLE         NONE     238,949
NARA BANCORP INC                COM               63080P105    3,245     329,226  SH        DEFINED      1        329,226
NEWPORT BANCORP INC             COM               651754103    1,396     116,322  SH        DEFINED      1        116,322
NORTH VALLEY BANCORP            COM               66304M204    5,668     633,333  SH        SOLE         NONE     633,333
NORTHEAST CMNTY BANCORP INC     COM               664112109    3,838     685,298  SH        DEFINED      1        685,298
NORTHEAST CMNTY BANCORP INC     COM               664112109      285      50,894  SH        SOLE         NONE      50,894
NORTHWEST BANCSHARES INC MD     COM               667340103    9,716     825,000  SH        DEFINED      1        825,000
OCEANFIRST FINL CORP            COM               675234108    2,713     210,800  SH        DEFINED      1        210,800
OCWEN FINL CORP                 COM NEW           675746309   19,486   2,042,515  SH        DEFINED      1      2,042,515
OCWEN FINL CORP                 COM NEW           675746309      270      28,300  SH        SOLE         NONE      28,300
OMNIAMERICAN BANCORP INC        COM               68216R107    5,084     375,207  SH        DEFINED      1        375,207
ORIENTAL FINL GROUP INC         COM               68618W100   24,980   2,000,000  SH        DEFINED      1      2,000,000
ORIENTAL FINL GROUP INC         COM               68618W100   13,391   1,072,100  SH        SOLE         NONE   1,072,100
PENNYMAC MTG INVT TR            COM               70931T103    5,441     299,800  SH        DEFINED      1        299,800
PLATINUM UNDERWRITER HLDGS L    COM               G7127P100   19,112     425,000  SH        DEFINED      1        425,000
POPULAR INC                     COM               733174106    9,185   2,925,000  SH        DEFINED      1      2,925,000
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297    3,704     100,000  SH        DEFINED      1        100,000
PROVIDENT FINL HLDGS INC        COM               743868101    7,507   1,036,845  SH        DEFINED      1      1,036,845
RIVERVIEW BANCORP INC           COM               769397100    5,517   2,028,144  SH        SOLE         NONE   2,028,144
ROME BANCORP INC NEW            COM               77587P103      523      43,523  SH        DEFINED      1         43,523
TECHE HLDG CO                   COM               878330109    1,513      43,438  SH        SOLE         NONE      43,438
UNITED FINANCIAL BANCORP INC    COM               91030T109    4,841     317,000  SH        DEFINED      1        317,000
WASHINGTON BKG CO OAK HBR WA    COM               937303105    7,109     518,534  SH        DEFINED      1        518,534
WASHINGTON BKG CO OAK HBR WA    COM               937303105    3,045     222,080  SH        SOLE         NONE     222,080
WILLIS LEASE FINANCE CORP       COM               970646105    9,191     705,410  SH        DEFINED      1        705,410
WILLIS LEASE FINANCE CORP       COM               970646105    6,205     476,227  SH        SOLE         NONE     476,227
WILSHIRE BANCORP INC            COM               97186T108    4,221     553,919  SH        DEFINED      1        553,919
WINTRUST FINANCIAL CORP         COM               97650W108    9,810     297,000  SH        DEFINED      1        297,000

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